Supplemental Cash Flow Disclosures - Non-Cash Transactions	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Note 14 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash Investing and Financing transactions for years ended December 31, 2015 and 2014 include:

	2015	2014
Conversion of convertible debt to common stock	$-	$3,067,423
Reclassification of the unamortized balance of debt discount and derivative liability, related to the extinguishment and conversion of the subordinated convertible debt, to additional paid-in capital	-	2,860,627
Derivative liability created from conversion option embedded in Deerfield convertible credit facility	-	8,825,935
Warrants issued in connection with convertible debt and equity facility	-	29,137,682
Reclassification of warrant derivative liability to additional paid-in capital as a result of the expiration of non-standard anti-dilution clause contained in warrants	-	1,331,776
Issuance of common stock in connection with convertible debt facility	-	1,050,000
Accrued property and equipment purchases	-	64,108
Common stock issued to satisfy contingent consideration	-	127
Common stock issued for settlement of contingency	-	39,150

The Company paid no cash interest and $379,000 in the years ended December 31, 2015 and 2014, respectively. There were no income taxes paid in 2015 and 2014.